Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31
	2021	2020
Land	$2,376	$2,324
Buildings	35,659	34,680
Machinery and equipment	35,349	36,781
Computer and software	28,189	30,023
Leasehold improvements	9,991	12,102
Capitalized software	17,031	13,811
Furniture and fixtures	3,604	3,321
Construction in progress(1)	7,654	9,247
	139,853	142,289
Accumulated depreciation and amortization	(89,704)	(95,823)
Property and equipment, net	$50,149	$46,466

(1)	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property, plant and equipment upon completion.